Stockholders' equity (Details)	1 Months Ended	12 Months Ended
	Nov. 18, 2013	Dec. 31, 2013	Dec. 31, 2012
Balance (in shares)		12,470,335	12,225,818
Issuance of common stock (note 18)			244,517
Issued on acquisition of Correvio (note 4)	2,481,596	2,481,596
Issued for cash upon exercise of options		5,192
Issued upon exercise of options in cashless transaction (note 12(c))		1,154
Balance (in shares)		14,958,277	12,470,335